Financial Instruments (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets Denominated in Foreign Currencies [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure	$ 1	$ 1	$ 569
Financial Liabilities Denominated in Foreign Currencies [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure	(7)	(61)	(160)
Currency risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure	$ (6)	$ (60)	$ 409